SCHEDULE OF RECONCILES THE ELEMENTS OF THE BUSINESS COMBINATION (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash-trust and cash, net of redemptions	$ 811,370
Less: transaction costs, paid	(545,543)
Net proceeds from the Business Combination	265,827
Less: accounts payable, accrued liabilities and other current liabilities combined	(1,577,057)
Less: Promissory note fee – related party combined	(1,000,000)
Less: Subscription agreement loans combined	(1,828,098)
Less: Loan and transfer note payable combined	(499,214)
Less: Forward purchase agreement liability combined	(49,034)
Add: other, net	85,000
Reverse recapitalization, net	$ (4,602,576)